OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2018
OTHER CURRENT ASSETS
OTHER CURRENT ASSETS

9.   OTHER CURRENT ASSETS

The breakdown of other current assets is as follows:

	2017	2018
Frequency license (Note 35c.i)	3,760	3,636
Advances	1,156	1,803
Prepaid rental	1,349	1,382
Prepaid salaries	227	200
Advance to employee	35	30
Others	656	229
Total	7,183	7,280

Refer to Note 33 for details of related party transactions.